Shareholders’ Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Shareholders’ Deficit (Details) [Line Items]
Converted basis percentage	20.00%
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued	34,502,500	34,502,500
Ordinary shares, outstanding	34,502,500	34,502,500
Shares subject to possible redemption	34,500,000	34,500,000
Ordinary shares, issued	2,500	2,500
Ordinary shares, outstanding	2,500	2,500
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000
Class A Units of Opco [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, issued	2,600	2,600
Ordinary shares, outstanding	7,187,500
Class B Units of Opco [Member]
Shareholders’ Deficit (Details) [Line Items]
Issued and outstanding units			8,624,900